Portfolio of Investments
Columbia Limited Duration Credit Fund, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 92.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.9%
Boeing Co. (The)
02/01/2026	2.750%	9,240,000	8,336,235
02/04/2026	2.196%	12,858,000	11,432,219
Howmet Aerospace, Inc.
01/15/2029	3.000%	5,670,000	4,718,622
Total			24,487,076
Automotive 0.8%
General Motors Financial Co., Inc.
04/09/2027	5.000%	5,255,000	4,969,609
Banking 17.3%
Bank of America Corp.(a)
07/22/2027	1.734%	21,143,000	18,072,859
12/20/2028	3.419%	14,371,000	12,691,672
HSBC Holdings PLC(a)
11/22/2027	2.251%	21,787,000	17,926,083
JPMorgan Chase & Co.(a)
06/14/2030	4.565%	26,782,000	24,572,977
Morgan Stanley(a)
07/22/2025	2.720%	14,725,000	13,896,302
05/04/2027	1.593%	4,435,000	3,798,465
01/21/2028	2.475%	6,428,000	5,560,625
Wells Fargo & Co.(a)
06/17/2027	3.196%	10,241,000	9,278,207
06/02/2028	2.393%	4,179,000	3,570,425
Total			109,367,615
Building Materials 0.7%
Ferguson Finance PLC(b)
04/20/2027	4.250%	4,422,000	4,100,647
Cable and Satellite 4.4%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	15,735,000	12,385,929
Sky PLC(b)
09/16/2024	3.750%	16,125,000	15,679,070
Total			28,064,999
Construction Machinery 1.0%
United Rentals North America, Inc.
11/15/2027	3.875%	7,195,000	6,545,478
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.5%
General Electric Co.(c)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	6.623%	3,550,000	3,433,606
Electric 21.2%
AES Corp. (The)
01/15/2026	1.375%	11,485,000	9,946,552
American Electric Power Co., Inc.
11/01/2025	1.000%	1,924,000	1,689,277
CenterPoint Energy, Inc.
09/01/2024	2.500%	5,228,000	4,949,928
CMS Energy Corp.
11/15/2025	3.600%	10,450,000	9,854,123
08/15/2027	3.450%	1,830,000	1,651,922
DTE Energy Co.
11/01/2024	4.220%	5,419,000	5,291,401
03/15/2027	3.800%	8,625,000	7,922,673
Duke Energy Corp.
03/15/2028	4.300%	11,905,000	11,192,329
Edison International
11/15/2024	3.550%	1,850,000	1,774,260
Emera U.S. Finance LP
06/15/2024	0.833%	3,555,000	3,274,165
Emera US Finance LP
06/15/2026	3.550%	12,581,000	11,605,262
Eversource Energy
08/15/2030	1.650%	7,365,000	5,525,317
FirstEnergy Transmission LLC(b)
01/15/2025	4.350%	5,450,000	5,266,242
Georgia Power Co.
07/30/2023	2.100%	16,520,000	16,154,545
NextEra Energy Capital Holdings, Inc.(c)
SOFR + 0.400% 11/03/2023	3.450%	9,135,000	9,031,899
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	5,630,000	5,461,358
NRG Energy, Inc.(b)
12/02/2027	2.450%	7,563,000	6,235,468
Pacific Gas and Electric Co.
06/15/2028	3.000%	8,365,000	6,907,054
Pinnacle West Capital Corp.
06/15/2025	1.300%	2,638,000	2,351,644
Columbia Limited Duration Credit Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	2,322,000	2,212,819
WEC Energy Group, Inc.
09/15/2023	0.550%	3,380,000	3,243,602
06/15/2025	3.550%	783,000	740,409
09/27/2025	5.000%	1,968,000	1,956,528
Total			134,238,777
Environmental 0.5%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	3,380,000	3,194,056
Food and Beverage 3.4%
Bacardi Ltd.(b)
05/15/2028	4.700%	22,948,000	21,387,599
Health Care 5.2%
HCA, Inc.
06/15/2026	5.250%	12,365,000	11,992,811
HCA, Inc.(b)
03/15/2027	3.125%	3,452,000	3,057,190
Thermo Fisher Scientific, Inc.(c)
SOFR + 0.390% 10/18/2023	3.440%	17,890,000	17,769,415
Total			32,819,416
Healthcare Insurance 2.7%
Aetna, Inc.
11/15/2024	3.500%	3,051,000	2,948,468
Centene Corp.
12/15/2027	4.250%	5,524,000	5,096,000
07/15/2028	2.450%	11,015,000	9,060,148
Total			17,104,616
Independent Energy 0.9%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	4,635,000	4,244,933
Occidental Petroleum Corp.
09/01/2028	6.375%	1,408,000	1,426,662
Total			5,671,595
Life Insurance 10.9%
CoreBridge Financial, Inc.(b)
04/05/2027	3.650%	1,723,000	1,562,596
Five Corners Funding Trust(b)
11/15/2023	4.419%	13,085,000	12,930,598
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	25,334,000	24,299,643
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Principal Life Global Funding II(b)
11/21/2024	2.250%	22,590,000	21,156,617
08/16/2026	1.250%	10,292,000	8,752,077
Total			68,701,531
Media and Entertainment 4.4%
Magallanes, Inc.(b)
03/15/2029	4.054%	20,070,000	17,067,760
Netflix, Inc.(b)
11/15/2029	5.375%	11,280,000	10,800,296
Total			27,868,056
Metals and Mining 0.3%
Alcoa Nederland Holding BV(b)
12/15/2027	5.500%	2,270,000	2,118,540
Midstream 3.2%
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	3,709,000	3,490,474
MPLX LP
12/01/2027	4.250%	2,380,000	2,196,952
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	10,900,000	10,239,416
Western Gas Partners LP
07/01/2026	4.650%	4,815,000	4,551,979
Total			20,478,821
Natural Gas 0.7%
NiSource, Inc.
09/01/2029	2.950%	5,400,000	4,515,323
Packaging 1.6%
Berry Global, Inc.
01/15/2026	1.570%	11,441,000	9,920,599
Technology 4.0%
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,979,000	1,859,838
07/15/2025	4.500%	4,540,000	4,418,324
Microchip Technology, Inc.
09/01/2023	2.670%	2,480,000	2,417,328
02/15/2024	0.972%	7,305,000	6,874,623
09/01/2024	0.983%	4,188,000	3,843,576
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	4,021,000	3,770,963
VeriSign, Inc.
04/01/2025	5.250%	2,245,000	2,223,452
Total			25,408,104

2	Columbia Limited Duration Credit Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 1.1%
BAT Capital Corp.
08/15/2027	3.557%	7,985,000	6,988,978
Wireless 3.4%
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%	5,336,000	5,198,258
T-Mobile US, Inc.
02/15/2026	2.250%	18,101,000	16,260,398
Total			21,458,656
Total Corporate Bonds & Notes (Cost $645,682,629)			582,843,697

U.S. Treasury Obligations 5.2%

U.S. Treasury
06/15/2025	2.875%	16,526,700	15,887,582
07/15/2025	3.000%	10,809,700	10,411,937
09/15/2025	3.500%	6,899,000	6,726,525
Total U.S. Treasury Obligations (Cost $34,033,199)			33,026,044
Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.246%(d),(e)	9,311,059	9,307,334
Total Money Market Funds (Cost $9,307,266)		9,307,334
Total Investments in Securities (Cost: $689,023,094)		625,177,075
Other Assets & Liabilities, Net		7,856,982
Net Assets		633,034,057

At October 31, 2022, securities and/or cash totaling $1,573,800 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	620	12/2022	USD	126,717,343	—	(2,058,470)
U.S. Treasury 5-Year Note	19	12/2022	USD	2,025,281	—	(6,320)
Total					—	(2,064,790)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(700)	12/2022	USD	(77,415,625)	4,672,603	—
U.S. Treasury Ultra 10-Year Note	(18)	12/2022	USD	(2,087,719)	159,791	—
Total					4,832,394	—
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2022.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $171,758,489, which represents 27.13% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of October 31, 2022.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2022.
Columbia Limited Duration Credit Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.246%
	17,548,686	64,286,476	(72,527,686)	(142)	9,307,334	1,222	99,229	9,311,059
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Limited Duration Credit Fund | First Quarter Report 2022

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